CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2018
CREDIT FACILITIES.
Schedule of credit facilities

	2018	2017
As at 31 December	US$'000	US$'000
Revolving Facility - Natixis (due October 2022)	65,000	—
Term Loan - Morgan Stanley (due April 2023)	250,000	—
Revolving facility - Morgan Stanley (due May 2020)	—	67,000
Term loan - Morgan Stanley (due October 2020)	—	125,000
Total credit facilities	315,000	192,000
Deferred financing fees, net of accumulated amortisation	(14,560)	(2,690)
Total credit facilities, net of deferred financing fees	300,440	189,310